Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 37,415	¥ 7,059
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	¥ 9,666	¥ (8,008)